Credit commitments (Tables)	12 Months Ended
Dec. 31, 2010
Credit commitments
Credit commitments

	December 31, 2010
(Millions of dollars)	Consolidated	Machinery and Power Systems	Financial Products
Credit lines available:
Global credit facilities	$7,230	$1,500	$5,730
Other external	4,658	853	3,805
Total credit lines available	11,888	2,353	9,535
Less: Global credit facilities supporting commercial paper	(2,710)	—	(2,710)
Less: Utilized credit	(2,217)	(135)	(2,082)
Available credit	$6,961	$2,218	$4,743